Correction Of Errors And Restatement - Parent Company Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 2,681	$ 2,009	$ 4,694	$ 2,228	$ 4,753	$ 3,715
Net change in other liabilities			$ (1,588)	$ 1,707	2,098	(559)
Before restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						3,969
Net change in other liabilities						(793)
Restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						(254)
Net change in other liabilities						234
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income					4,753	3,715
Equity in earnings of subsidiaries					(7,963)	(6,019)
Net change in other liabilities					$ 4,071	522
Parent Company [Member] | Before restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						3,969
Equity in earnings of subsidiaries						(6,353)
Net change in other liabilities						602
Parent Company [Member] | Restatement
Condensed Cash Flow Statements, Captions [Line Items]
Net income						(254)
Equity in earnings of subsidiaries						334
Net change in other liabilities						$ (80)